Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Horizon Funds
Central Index Key	dei_EntityCentralIndexKey	0000932471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2015
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.45%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	48
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	151
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	263
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	591
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 14, 1995
2005	rr_AnnualReturn2005	8.27%
2006	rr_AnnualReturn2006	16.78%
2007	rr_AnnualReturn2007	10.58%
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	48.91%
2010	rr_AnnualReturn2010	11.06%
2011	rr_AnnualReturn2011	(6.18%)
2012	rr_AnnualReturn2012	18.37%
2013	rr_AnnualReturn2013	42.69%
2014	rr_AnnualReturn2014	18.88%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.74%)
One Year	rr_AverageAnnualReturnYear01	18.88%
Five Years	rr_AverageAnnualReturnYear05	15.91%
Ten Years	rr_AverageAnnualReturnYear10	10.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 1995
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.38%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	8.35%
2006	rr_AnnualReturn2006	16.88%
2007	rr_AnnualReturn2007	10.65%
2008	rr_AnnualReturn2008	(39.00%)
2009	rr_AnnualReturn2009	49.03%
2010	rr_AnnualReturn2010	11.12%
2011	rr_AnnualReturn2011	(6.11%)
2012	rr_AnnualReturn2012	18.43%
2013	rr_AnnualReturn2013	42.80%
2014	rr_AnnualReturn2014	18.95%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
One Year	rr_AverageAnnualReturnYear01	18.95%
Five Years	rr_AverageAnnualReturnYear05	15.98%
Ten Years	rr_AverageAnnualReturnYear10	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.58%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	62
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	195
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	340
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	762
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 14, 1995
2005	rr_AnnualReturn2005	11.77%
2006	rr_AnnualReturn2006	23.59%
2007	rr_AnnualReturn2007	11.67%
2008	rr_AnnualReturn2008	(46.66%)
2009	rr_AnnualReturn2009	32.98%
2010	rr_AnnualReturn2010	16.04%
2011	rr_AnnualReturn2011	(8.90%)
2012	rr_AnnualReturn2012	19.52%
2013	rr_AnnualReturn2013	27.65%
2014	rr_AnnualReturn2014	4.31%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.81%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.00%)
One Year	rr_AverageAnnualReturnYear01	4.31%
Five Years	rr_AverageAnnualReturnYear05	10.96%
Ten Years	rr_AverageAnnualReturnYear10	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 1995
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.27%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	28
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	87
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	152
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	343
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 14, 1995
2005	rr_AnnualReturn2005	9.97%
2006	rr_AnnualReturn2006	13.43%
2007	rr_AnnualReturn2007	(1.84%)
2008	rr_AnnualReturn2008	(41.51%)
2009	rr_AnnualReturn2009	32.06%
2010	rr_AnnualReturn2010	21.38%
2011	rr_AnnualReturn2011	1.17%
2012	rr_AnnualReturn2012	18.90%
2013	rr_AnnualReturn2013	41.54%
2014	rr_AnnualReturn2014	13.68%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.45%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.08%)
One Year	rr_AverageAnnualReturnYear01	13.68%
Five Years	rr_AverageAnnualReturnYear05	18.63%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 1995
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.35%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.38%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	39
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	122
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	213
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	480
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 24, 2006
2007	rr_AnnualReturn2007	(4.28%)
2008	rr_AnnualReturn2008	(36.13%)
2009	rr_AnnualReturn2009	24.11%
2010	rr_AnnualReturn2010	27.24%
2011	rr_AnnualReturn2011	0.80%
2012	rr_AnnualReturn2012	17.30%
2013	rr_AnnualReturn2013	41.91%
2014	rr_AnnualReturn2014	10.09%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.82%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(25.62%)
One Year	rr_AverageAnnualReturnYear01	10.09%
Five Years	rr_AverageAnnualReturnYear05	18.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2006
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	16.94%
Ten Years	rr_AverageAnnualReturnYear10	9.43%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	16.94%
Ten Years	rr_AverageAnnualReturnYear10	9.43%
MSCI US Small Cap 1750 Index | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.09%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
MSCI US Small + Mid Cap 2200 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.35%
Five Years	rr_AverageAnnualReturnYear05	17.01%
Ten Years	rr_AverageAnnualReturnYear10	9.31%
MSCI ACWI Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%
Five Years	rr_AverageAnnualReturnYear05	9.17%
Ten Years	rr_AverageAnnualReturnYear10	6.09%
Spliced Global Equity Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%
Five Years	rr_AverageAnnualReturnYear05	9.17%
Ten Years	rr_AverageAnnualReturnYear10	6.20%